Cash and cash equivalents	6 Months Ended
Jun. 30, 2019
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Cash and cash equivalents

6. Cash and cash equivalents

	June 30, 2019	December 31, 2018
	(in thousands)
	£	£
Cash and cash equivalents	65,174	76,972

Cash and cash equivalents comprise cash at bank with maturities of three months or less earning interest at fixed or variable rates based on the terms agreed for each account.